UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2001

Check here if Amendment [ ]; Amendment Number:
                                               -------
This Amendment (Check only one.):               [ ] is  a  restatement.
                                                [ ] adds  new  holdings
                                                    entries.
Institutional Investment Manager Filing this Report:

Name:      Barclays Bank Plc
           -----------------------------------------
Address:   12 East 49th Street
           New York, NY 10017
           -----------------------------------------

Form  13F  File  Number:  28-28-5494
                          ----------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person  Signing this Report on Behalf of Reporting Manager:

Name:   /s/ David S. Jones
        -------------------------
Title:  Vice President
        -------------------------
Phone:  212-415-5960
        -------------------------

Signature,  Place,  and  Date  of  Signing:

/s/ David S. Jones                    New York, NY                    11/14/2001
------------------                    ------------                    ----------
    [Signature]                       [City, State]                     [Date]

Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

13F File Number       Name

28-5494               Barclays Bank PLC


         [Repeat as necessary.]



                              Form 13F SUMMARY PAGE

Report  Summary: 1
Number of Other Included Managers:                      0
                                              -----------

Form  13F  Information  Table  Entry  Total:           34
                                              -----------

Form  13F  Information  Table  Value  Total:  $   197,769
                                              -----------
                                              (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.        13F File Number       Name

_______    28-5494               Barclays Bank PLC

                                               FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/ SH/ PUT/ INVSTMT  OTHER   VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT PRN CALL DSCRETN MANAGERS SOLE SHARED NONE
------------------------------ ---------------- --------- -------- ------- --- ---- ------- -------- ---- ------ ----
AOL TIME WARNER INC            COM              00184A105     6924  130660 SH  SOLE 130660              0      0    0
AIR PRODS & CHEMS INC          COM              009158106     4023   87950 SH  SOLE 87950               0      0    0
ALCOA INC                      COM              013817101     4475  113600 SH  SOLE 113600              0      0    0
AMERICAN HOME PRODS CORP       COM              026609107     5128   87299 SH  SOLE 87299               0      0    0
AMERICAN INTL GROUP INC        COM              026874107     6625   77939 SH  SOLE 77939               0      0    0
AMGEN INC                      COM              031162100     5797   95550 SH  SOLE 95550               0      0    0
APPLIED MATLS INC              COM              038222105     3815   77700 SH  SOLE 77700               0      0    0
BANK OF AMERICA CORPORATION    COM              060505104     7257  120890 SH  SOLE 120890              0      0    0
BRISTOL MYERS SQUIBB CO        COM              110122108     7341  140376 SH  SOLE 140376              0      0    0
CISCO SYS INC                  COM              17275R102     5759  316470 SH  SOLE 316470              0      0    0
CITIGROUP INC                  COM              172967101    11177  211535 SH  SOLE 211535              0      0    0
DUKE ENERGY CORP               COM              264399106     3635   93200 SH  SOLE 93200               0      0    0
E M C CORP MASS                COM              268648102     2244   76730 SH  SOLE 76730               0      0    0
EXXON MOBIL CORP               COM              30231G102     9647  110450 SH  SOLE 110450              0      0    0
GENERAL ELEC CO                COM              369604103     8065  165440 SH  SOLE 165440              0      0    0
HOME DEPOT INC                 COM              437076102     3858   82900 SH  SOLE 82900               0      0    0
HONDA MOTOR LTD                AMERN SHS        438128308     6247   71000 SH  SOLE 71000               0      0    0
INTEL CORP                     COM              458140100     6075  207710 SH  SOLE 207710              0      0    0
INTERNATIONAL BUSINESS MACHS   COM              459200101     8484   75085 SH  SOLE 75085               0      0    0
J P MORGAN CHASE & CO          COM              46625H100     6721  150710 SH  SOLE 150710              0      0    0
MCGRAW HILL COS INC            COM              580645109      406    6150 SH  SOLE 6150                0      0    0
MICROSOFT CORP                 COM              594918104     6354   87050 SH  SOLE 87050               0      0    0
ORACLE CORP                    COM              68389X105     3396  178770 SH  SOLE 178770              0      0    0
PEPSICO INC                    COM              713448108     5920  133950 SH  SOLE 133950              0      0    0
PFIZER INC                     COM              717081103     8320  207750 SH  SOLE 207750              0      0    0
PHILIP MORRIS COS INC          COM              718154107     5585  110050 SH  SOLE 110050              0      0    0
QWEST COMMUNICATIONS INTL INC  COM              749121109     5631  176700 SH  SOLE 176700              0      0    0
SCHLUMBERGER LTD               COM              806857108     4603   87440 SH  SOLE 87440               0      0    0
TYCO INTL LTD NEW              COM              902124106     5614  103000 SH  SOLE 103000              0      0    0
UNITED TECHNOLOGIES CORP       COM              913017109     3754   51250 SH  SOLE 51250               0      0    0
VERIZON COMMUNICATIONS         COM              92343V104     7026  131345 SH  SOLE 131345              0      0    0
VIACOM INC                     CL B             925524308     3849   74380 SH  SOLE 74380               0      0    0
WAL MART STORES INC            COM              931142103     6680  136900 SH  SOLE 136900              0      0    0
WELLS FARGO & CO NEW           COM              949746101     7315  157550 SH  SOLE 157550              0      0    0